Expense Example - Innovator Emerging Markets 10 Buffer ETF - Quarterly - Innovator Emerging Markets 10 Buffer ETF - Quarterly	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096